OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2019
OTHER INTANGIBLE ASSETS, NET
10.	OTHER INTANGIBLE ASSETS, NET
The balance of other intangible assets, net, consisted of the following:

	As of September 30,
	2018	2019
	US$	US$
Computer software	5,512	5,858
Trademarks and domain names	5,624	5,429
Courseware	4,788	4,601
Business contracts	24,891	23,917
Copyrights	10,087	9,692
Others	907	871

Total intangible assets	51,809	50,368

Less: Accumulated amortization
Computer software	(4,037)	(4,316)
Trademarks and domain names	(1,815)	(2,727)
Courseware	(711)	(1,857)
Business contracts	(1,461)	(5,667)
Copyrights	(4,023)	(5,346)
Others	(262)	(342)

Accumulated amortization	(12,309)	(20,255)

Intangible assets, net	39,500	30,113

Amortization expenses were US$1,998, US$3,230

and US$8,765, for the years ended September 30, 2017, 2018 and 2019, respectively.
The estimated amortization expenses for the intangible assets for each of the following fiscal years are as follows:

Amortization
US$
2020	8,289
2021	8,051
2022	6,469
2023	5,589
2024	1,308
2025 and thereafter	407

30,113